7. OTHER INCOME (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Other income	$ 22,050	$ 35,172
Gain on settlement of liabilities for services [Member]
Other income	$ 22,050	$ 35,172
Gain on settlement of liabilities for services [Member] | February 2016 [Member]
Stock issued for settlement of liabilities for services	105,000
Gain on settlement of liabilities for services [Member] | January 2015 [Member]
Stock issued for settlement of liabilities for services		82,222
Gain on settlement of liabilities for services [Member] | May 2015 [Member]
Stock issued for settlement of liabilities for services		45,000